INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of earnings (loss) before income taxes

	2012	2011	2010
Continuing operations:
Canadian	$24,802	$(22,099)	$(10,799)
Foreign	(43,878)	(32,579)	(39,159)
	(19,076)	(54,678)	(49,958)
Discontinued operations:
Canadian	15,617	5,898	6,456
Foreign	17,428	18,443	25,895
	33,045	24,341	32,351
Earnings (loss) before income taxes	$13,969	$(30,337)	$(17,607)

Schedule of income tax expense (recovery)

	2012	2011	2010
Canadian:
Current	$(106)	$123	$—
Deferred	(14,268)	1,981	(71)
	(14,374)	2,104	(71)
Foreign:
Current	219	1,815	379
Deferred	925	(4,884)	(3,116)
	1,144	(3,069)	(2,737)
Total:
Current	113	1,938	379
Deferred	(13,343)	(2,903)	(3,187)
	$(13,230)	$(965)	$(2,808)

Schedule of classification of income tax expense (recovery)

Classification:
Income tax (recovery) — continuing operations	(14,874)	(3,968)	(14,985)
Income tax expense — discontinued operations	1,644	3,003	12,177
	$(13,230)	$(965)	$(2,808)

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision

	2012	2011	2010
Income tax expense (recovery) at Canadian statutory income tax rates	$3,499	$(8,023)	$(6,288)
Increase (decrease) in income taxes for:
Permanent and other differences	(5,279)	6,335	3,178
Change in statutory/foreign tax rates	(2,762)	(1,973)	(1,470)
Change in valuation allowance	(10,358)	1,805	(9,223)
Stock-based compensation expense	1,603	891	1,125
Adjustment to prior years	67	—	6,347
Foreign exchange gain adjustment	—	—	3,523
Income tax expense (recovery)	$(13,230)	$(965)	$(2,808)

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities

	2012	2011
Future income tax assets
Property and equipment	$4,165	$3,032
Non capital loss carry-forwards	70,824	64,980
Capital loss carry-forwards	2,655	2,607
Scientific research and development expenses and credits	36,961	38,640
Reserves and other	8,974	11,075
	123,579	120,334
Future income tax liabilities
Acquired intangibles	2,920	9,893
	120,659	110,441
Valuation allowance	94,880	98,268
	$25,779	$12,173

	2012	2011
Classification:
Assets
Current	$22,199	$6,540
Non-current	3,880	6,205
Liabilities
Current	—	(336)
Non-current	(300)	(236)
	$25,779	$12,173

Schedule of reconciliation of the total amounts of unrecognized tax benefits

	2012	2011
Unrecognized tax benefits, beginning of year	$9,464	$8,754
Increases (decreases) — tax positions taken in prior periods	55	1,508
Increases — tax positions taken in current period	(238)	—
Settlements and lapse of statute of limitations	(1,054)	(798)
Unrecognized tax benefits, end of year	$8,227	$9,464